Derivative Liabilities - Schedule of Fair Value of Liabilities Measured on Recurring Basis (Details) (10-K)	12 Months Ended
	Dec. 31, 2019 Number	Dec. 31, 2018 Number	Sep. 30, 2020
Expected Dividend Yield [Member]
Derivative liability, measurement input	0		0.00
Minimum [Member]
Expected term	2 months 30 days	6 months 14 days
Minimum [Member] | Expected Average Volatility [Member]
Derivative liability, measurement input	160	164	187
Minimum [Member] | Risk Free Interest Rate [Member]
Derivative liability, measurement input	1.55	2.51	0.01
Maximum [Member]
Expected term	5 years	5 years
Maximum [Member] | Expected Average Volatility [Member]
Derivative liability, measurement input	305	355	464
Maximum [Member] | Risk Free Interest Rate [Member]
Derivative liability, measurement input	2.50	2.86	1.57